Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable is presented net of allowance for credit loss:

	As of
	September 30, 2025	March 31, 2026
Accounts receivable	$1,027,270	1,257,206
Less: allowance for expected credit loss	(23,067)	(19,388)
Total	$1,004,203	1,237,818

Schedule of Movement of Allowances for Credit Loss

The movement of allowances for credit loss is as follow:

	As of
	September 30, 2025	March 31, 2026
Balance at beginning of the year/ period	$(42,932)	$(23,067)
Reversal	19,865	3,679
Balance at end of the year/ period	$(23,067)	$(19,388)